BASIS OF PREPARATION (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 £ / $	Dec. 31, 2020 £ / $	Dec. 31, 2020 £ / $ € / $	Dec. 31, 2020 £ / $ SFr / $	Dec. 31, 2020 £ / $	Dec. 31, 2019 £ / $	Dec. 31, 2019 £ / $ € / $	Dec. 31, 2019 £ / $ SFr / $	Dec. 31, 2018 £ / $	Dec. 31, 2018 £ / $ € / $	Dec. 31, 2018 £ / $ SFr / $	Dec. 31, 2020 € / $	Dec. 31, 2020 SFr / $	Dec. 31, 2020 USD ($)	Dec. 31, 2019 € / $	Dec. 31, 2019 SFr / $	Dec. 31, 2019 USD ($)	Dec. 31, 2018 € / $	Dec. 31, 2018 SFr / $	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed informations about basis of preparation [line items]
Net cash and cash equivalents														$ 1,751			$ 257			$ 333	$ 155
Borrowings														3,486			1,877
Net Debt														1,722			1,600			1,104	1,281
Credit loss allowance														71			59			$ 62	$ 69
Private Placement Notes														1,552			1,000
Exchange rates
Average rates		1.28	1.14	1.07		1.28	1.12	1.01	1.33	1.18	1.02
Year end rates	1.37	1.37	1.37	1.37	1.37	1.32	1.32	1.32	1.28	1.28	1.28	1.23	1.14		1.12	1.04		1.14	1.02
Committed facilities
Disclosure of detailed informations about basis of preparation [line items]
Committed facilities														4,480			2,900
Debt instrument term	5 years 2 months 12 days
Private placement debt
Disclosure of detailed informations about basis of preparation [line items]
Committed facilities														25
Borrowings														265
Borrowings Subject To Financial Covenants														1,550
Leverage Ratio					3.5
Revolving credit facility
Disclosure of detailed informations about basis of preparation [line items]
Committed facilities														1,000
Orthopaedics
Disclosure of detailed informations about basis of preparation [line items]
Percentage of inventory					60
Percentage of total provision for excess and obsolete inventory					80
Excess and obsolete inventory
Disclosure of detailed informations about basis of preparation [line items]
Other provisions														$ 377			$ 308